Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Internet services	$ 1,370,695	$ 671,088	$ 328,882
Others	19,965	0	150
Total revenues	1,390,660	671,088	329,032
Cost of revenues:
Internet services	297,645	87,838	32,762
Others	7,817	0	40
Total cost of revenues	305,462	87,838	32,802
Subsidy income	8,506	2,349	2,570
Operating expenses:
Selling and marketing	333,701	110,104	58,178
General and administrative	94,260	117,148	35,643
Product development	406,250	255,248	156,269
Total operating expenses	834,211	482,500	250,090
Income from operations	259,493	103,099	48,710
Interest income	25,605	10,398	6,715
Interest expense	(25,518)	(5,572)	0
Other income	1,803	590	1,243
Exchange gain (loss)	(11,899)	5,105	49
(Loss) gain in connection with short-term investments	10,230	327	(52)
Gain in connection with long-term investments	26,780	11,216	2,464
Gain (loss) on disposal of subsidiaries	0	(1,144)	3,566
Income before income tax expense and loss from equity method investments	286,494	124,019	62,695
Income tax expense	(51,425)	(23,423)	(11,379)
Loss from equity method investments	(18,906)	(2,747)	(4,845)
Net income	216,163	97,849	46,471
Add: Net loss attributable to noncontrolling interest	6,605	1,803	275
Net income attributable to Qihoo 360 Technology Co. Ltd.	222,768	99,652	46,746
Net income per ordinary share-basic (in dollars per share)	$ 1.20	$ 0.55	$ 0.26
Net income per ordinary share-diluted (in dollars per share)	$ 1.13	$ 0.52	$ 0.25
Weighted average shares used in calculating net income per ordinary share-basic (in shares)	185,107,216	180,476,681	176,442,866
Weighted average shares used in calculating net income per ordinary share-diluted (in shares)	197,491,372	193,036,850	183,623,235
Cost of revenues [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	0	0	4
Selling and marketing [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	15,571	15,389	21,260
General and administrative [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	16,891	69,101	8,365
Product development [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	$ 62,594	$ 36,597	$ 20,976